CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Summary of Condensed Statements of Cash Flows of the Parent Company (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from/(used in) operating activities	¥ (25,991)	$ (4,081)	¥ (261,514)	¥ (1,116,816)
Net cash (used in)/generated from investing activities	(513,795)	(80,623)	551,015	(115,483)
Net cash generated from/(used in) financing activities	(463)	(73)	(13,876)	623,406
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(19,763)	(3,101)	(53,624)	11,390
Net increase in cash, cash equivalents and restricted cash	(560,012)	(87,878)	222,001	(597,503)
Cash, cash equivalents and restricted cash at beginning of the year	1,189,744	186,697	967,743	1,565,246
Cash, cash equivalents and restricted cash at the end of the year	629,732	$ 98,819	1,189,744	967,743
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from/(used in) operating activities	(23,226)		(29,257)	6,889
Net cash (used in)/generated from investing activities	29,919		6,372	(604,858)
Net cash generated from/(used in) financing activities	788		(16,176)	621,006
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,457)		(163)	323
Net increase in cash, cash equivalents and restricted cash	5,024		(39,224)	23,360
Cash, cash equivalents and restricted cash at beginning of the year	3,654		42,878	19,518
Cash, cash equivalents and restricted cash at the end of the year	¥ 8,678		¥ 3,654	¥ 42,878